CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Common stock	Additional Paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock, at cost	Nidec Corporation total shareholders' equity	Non- controlling interests	Total
Beginning Balance (in shares) at Mar. 31, 2012	290,150,160
Beginning Balance at Mar. 31, 2012	¥ 66,551	¥ 66,762	¥ 326,777	¥ (47,468)	¥ (42,440)	¥ 370,182	¥ 55,429	¥ 425,611
Comprehensive income (loss):
Net income			7,986			7,986	(1,137)	6,849
Other comprehensive income (loss)
Foreign currency translation adjustments				60,547		60,547	1,611	62,158
Net unrealized gains and losses on securities				174		174	(23)	151
Net gains and losses on derivative instruments				169		169		169
Pension liability adjustments				(469)		(469)	36	(433)
Total other comprehensive income (loss)						60,421	1,624	62,045
Total comprehensive income (loss)						68,407	487	68,894
Purchase of treasury stock					(31,277)	(31,277)		(31,277)
Change in ownership of subsidiaries in connection with share exchange transaction		3,270			16,710	19,980	(19,980)
Dividends paid to shareholders of Nidec Corporation			(12,125)			(12,125)		(12,125)
Dividends paid to noncontrolling interests							(1,421)	(1,421)
Acquisitions of new subsidiaries							3,570	3,570
Capital transaction with consolidated subsidiaries and other		486				486	79	565
Ending Balance (in shares) at Mar. 31, 2013	290,150,160
Ending Balance at Mar. 31, 2013	¥ 66,551	70,518	322,638	12,953	(57,007)	415,653	38,164	453,817
Comprehensive income (loss):
Net income			56,272			56,272	2,505	58,777
Other comprehensive income (loss)
Foreign currency translation adjustments				41,904		41,904	1,525	43,429
Net unrealized gains and losses on securities				2,998		2,998	(18)	2,980
Net gains and losses on derivative instruments				(266)		(266)		(266)
Pension liability adjustments				789		789	(51)	738
Total other comprehensive income (loss)						45,425	1,456	46,881
Total comprehensive income (loss)						101,697	3,961	105,658
Purchase of treasury stock					(2,838)	(2,838)		(2,838)
Change in ownership of subsidiaries in connection with share exchange transaction		(4,279)			20,655	16,376	(16,376)
Dividends paid to shareholders of Nidec Corporation			(11,425)			(11,425)		(11,425)
Dividends paid to noncontrolling interests							(894)	(894)
Capital transaction with consolidated subsidiaries and other		(1,042)			(450)	(1,492)	(2,033)	¥ (3,525)
Ending Balance (in shares) at Mar. 31, 2014	290,150,160							290,150,160
Ending Balance at Mar. 31, 2014	¥ 66,551	65,197	367,485	58,378	(39,640)	517,971	22,822	¥ 540,793
Comprehensive income (loss):
Net income			76,216			76,216	2,073	78,289
Other comprehensive income (loss)
Foreign currency translation adjustments				76,790		76,790	961	77,751
Net unrealized gains and losses on securities				3,227		3,227	16	3,243
Net gains and losses on derivative instruments				(1,048)		(1,048)		(1,048)
Pension liability adjustments				(2,521)		(2,521)	(13)	(2,534)
Total other comprehensive income (loss)						76,448	964	77,412
Total comprehensive income (loss)						152,664	3,037	155,701
Conversion of convertible bond	¥ 10,520	34,582			29,130	74,232		74,232
Conversion of convertible bond (in shares)	3,958,256
Purchase of treasury stock					(2,159)	(2,159)		(2,159)
Change in ownership of subsidiaries in connection with share exchange transaction		5,175			11,960	17,135	(17,135)
Dividends paid to shareholders of Nidec Corporation			(15,859)			(15,859)		(15,859)
Dividends paid to noncontrolling interests							(611)	(611)
Capital transaction with consolidated subsidiaries and other		505			682	1,187	14	¥ 1,201
Ending Balance (in shares) at Mar. 31, 2015	294,108,416							294,108,416
Ending Balance at Mar. 31, 2015	¥ 77,071	¥ 105,459	¥ 427,842	¥ 134,826	¥ (27)	¥ 745,171	¥ 8,127	¥ 753,298